Debt (Tables)	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Debt

(in thousands)	2013	2012
Revolving credit (uncollateralized)	$—	—
5.6% to 8.6% mortgage notes
due in installments through 2027	49,904	62,370
	49,904	62,370
Less portion due within one year	4,311	5,239
	$45,593	57,131